Touchstone Large Company Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.36%	18.96%	16.78%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.62%	13.26%	13.09%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1]	27.12%	13.57%	12.94%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[1]	29.39%	14.71%	14.04%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		29.53%	14.83%	14.15%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.73%	12.60%	12.26%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.10%	11.41%	11.23%

[1]	The inception date of Class A, Class C and Class Y shares was August 15, 2016. Class A, Class C and Class Y shares’ performance was calculated using the historical performance of Institutional Class shares for the periods prior to August 15, 2016. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A, Class C and Class Y shares.